Off-Balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 158,059,072	$ 141,976,989
Values to be Credited	149,684,474	152,342,589
Values for Collection	$ 1,057,210,325	$ 1,453,135,898